Average Annual Total Returns - Class K - BlackRock Short Obligations Fund - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	2.99%
5 Years	1.64%
Since Inception	1.31%
Inception Date	Nov. 15, 2012
After Taxes on Distributions
Average Annual Return:
1 Year	1.93%
5 Years	0.98%
Since Inception	0.78%
Inception Date	Nov. 15, 2012
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.76%
5 Years	0.96%
Since Inception	0.77%
Inception Date	Nov. 15, 2012